Accident and Health Claim Reserves (Tables)	12 Months Ended
Dec. 31, 2014
Activity in Accident and Health Claim Reserves

Activity in the accident and health claim reserves is summarized as follows:

	2014	2013	2012
Balance at January 1, net of reinsurance recoverables of $259,829, $221,718, and $188,089, respectively	$127,405	107,410	91,813
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	(35)	(70)	(272)
Incurred related to:
Current year	60,474	54,096	42,876
Prior years	(11,243)	5,359	8,119

Total incurred	49,231	59,455	50,995

Paid related to:
Current year	3,677	3,519	3,001
Prior years	37,756	35,871	32,125

Total paid	41,433	39,390	35,126

Balance at December 31, net of reinsurance recoverables of $283,252, $259,829, and $221,718, respectively	$135,168	127,405	107,410